Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based on (c):
	Summary Compensation Table Total		Compensation Actually Paid to (a) (b):		Avg. Summary Compensation Table Total for Non-PEO NEOs ($)	Avg. Compensation Actually Paid to Non-PEO NEOs ($) (a) (b)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)		Core FFO per Diluted Share ($) (e)
Year	PEO 1 ($)	PEO 2 ($)	PEO 1 ($)	PEO 2 ($)					Net Income / (Loss)
2022	5,121,748	N/A	4,741,770	N/A	2,446,165	2,291,361	89.75	87.46	52,233,000	1.57
2021	3,724,528	2,937,129	3,627,458	1,767,130	1,775,888	1,732,743	116.32 (d)	107.87 (d)	(5,360,000)	1.40
2020	3,511,634	N/A	3,002,128	N/A	899,768	503,133	(d)	(d)	(10,174,000)	1.35

Named Executive Officers, Footnote [Text Block]

Year	PEO 1	PEO 2	Non-PEO NEOs
2022	Daniel J. Busch		Christy L. David Michael D Phillips
2021	Daniel J. Busch	Thomas P. McGuinness	Christy L. David Michael D Phillips
2020	Thomas P. McGuinness		Daniel J. Busch Christy L. David Ivy Z. Greaner

Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021			2022
Adjustments	PEO 1 ($)	Average Non-PEO NEOs ($)	PEO 1 ($)	PEO 2 ($)	Average Non-PEO NEOs ($)	PEO 1 ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(1,968,752)	$(277,084)	$(2,286,626)	$(1,498,899)	$(928,586)	$(2,834,988)	$(1,290,512)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,597,500	224,833	1,285,985	797,981	517,376	2,381,058	1,083,886
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	371,252	52,251	834,260	593,661	343,839	234,535	106,755
(Deduction)/ Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(562,503)	(79,168)	34,703	155,406	9,176	110,279	46,833
Deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	(9,283)	(34,809)	(3,921)	(106,054)	(41,839)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(327,917)	N/A	(1,246,237)	N/A	(232,998)	(88,298)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	52,997	10,450	43,891	62,898	18,971	68,190	28,371
Total Adjustments	$(509,506)	$(396,635)	$(97,070)	$(1,169,999)	$(43,145)	$(379,978)	$(154,804)

Non-PEO NEO Average Total Compensation Amount	$ 2,446,165	$ 1,775,888	$ 899,768
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,291,361	1,732,743	503,133
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021			2022
Adjustments	PEO 1 ($)	Average Non-PEO NEOs ($)	PEO 1 ($)	PEO 2 ($)	Average Non-PEO NEOs ($)	PEO 1 ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	$(1,968,752)	$(277,084)	$(2,286,626)	$(1,498,899)	$(928,586)	$(2,834,988)	$(1,290,512)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,597,500	224,833	1,285,985	797,981	517,376	2,381,058	1,083,886
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	371,252	52,251	834,260	593,661	343,839	234,535	106,755
(Deduction)/ Increase for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(562,503)	(79,168)	34,703	155,406	9,176	110,279	46,833
Deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	—	(9,283)	(34,809)	(3,921)	(106,054)	(41,839)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(327,917)	N/A	(1,246,237)	N/A	(232,998)	(88,298)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	52,997	10,450	43,891	62,898	18,971	68,190	28,371
Total Adjustments	$(509,506)	$(396,635)	$(97,070)	$(1,169,999)	$(43,145)	$(379,978)	$(154,804)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 89.75	116.32
Peer Group Total Shareholder Return Amount	87.46	107.87
Net Income (Loss)	$ 52,233,000	$ (5,360,000)	$ (10,174,000)
Company Selected Measure Amount | $ / shares	1.57	1.40	1.35
Additional 402(v) Disclosure [Text Block]	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards (excluding any market-based awards), the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.
(c)For the relevant fiscal years, represents the cumulative TSR of the NAREIT Shopping Center Index (“NAREIT SCI”) with an initial investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE.
(d)For the relevant fiscal years, represents the Company’s cumulative TSR with an initial investment of $100 on
October 12, 2021, the first day on which our common stock began trading on the NYSE.
Relationship Between Compensation Actually Paid and Financial Performance

The graphs below compare the Compensation Actually Paid to our PEO(s) and the average of the Compensation Actually Paid to our remaining NEOs, with (i) our cumulative TSR and (ii) the total shareholder return for the NAREIT SCI, in each case, for the fiscal years ended December 31, 2022, 2021 and 2020. TSR amounts reported in the graphs assume an initial fixed investment of $100 on October 12, 2021, the first day on which our common stock began trading on the NYSE, and that all dividends, if any, were reinvested.
	The graphs below compare the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our remaining NEOs, as compared to reported GAAP Net Income and Core FFO per Diluted Share, in each case, for the fiscal years ended December 31, 2022, 2022 and 2020. One of our primary compensation objectives is to align the financial interest of our PEO and non-PEO NEOs with our shareholders. With respect to PEO and non-PEO NEO Compensation, we believe the graphs above do not show a strong correlation between Compensation Actually Paid and TSR primarily because 2022 was the first year that our performance-based awards had a TSR component.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per Diluted Share;
Non-GAAP Measure Description [Text Block]	The Company has identified Core FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our Core FFO per diluted share achieved for the year. Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of Core FFO per diluted share to net income is included as Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same Property NOI;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total stockholder return relative to NAREIT shopping center index; and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Individual performance including consideration of the advancement of our ESG objectives.
Daniel J. Busch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,121,748	$ 3,724,528	$ 3,511,634
PEO Actually Paid Compensation Amount	$ 4,741,770	$ 3,627,458	$ 3,002,128
PEO Name	Daniel J. Busch	Daniel J. Busch
Thomas P. McGuinness [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 2,937,129
PEO Actually Paid Compensation Amount		$ 1,767,130
PEO Name		Thomas P. McGuinness	Thomas P. McGuinness
PEO [Member] | Daniel J. Busch [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (2,834,988)	$ (2,286,626)
PEO [Member] | Daniel J. Busch [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,381,058	1,285,985
PEO [Member] | Daniel J. Busch [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	234,535	834,260
PEO [Member] | Daniel J. Busch [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	110,279	34,703
PEO [Member] | Daniel J. Busch [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(106,054)	(9,283)
PEO [Member] | Daniel J. Busch [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(232,998)
PEO [Member] | Daniel J. Busch [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	68,190	43,891
PEO [Member] | Daniel J. Busch [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(379,978)	(97,070)
PEO [Member] | Thomas P. McGuinness [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(1,498,899)	$ (1,968,752)
PEO [Member] | Thomas P. McGuinness [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		797,981	1,597,500
PEO [Member] | Thomas P. McGuinness [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		593,661	371,252
PEO [Member] | Thomas P. McGuinness [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		155,406	(562,503)
PEO [Member] | Thomas P. McGuinness [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(34,809)	0
PEO [Member] | Thomas P. McGuinness [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(1,246,237)	0
PEO [Member] | Thomas P. McGuinness [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		62,898	52,997
PEO [Member] | Thomas P. McGuinness [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,169,999)	(509,506)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,290,512)	(928,586)	(277,084)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,083,886	517,376	224,833
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	106,755	343,839	52,251
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	46,833	9,176	(79,168)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(41,839)	(3,921)	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(88,298)		(327,917)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	28,371	18,971	10,450
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (154,804)	$ (43,145)	$ (396,635)